December 31, 2008	• Pacific Select Fund • Separate Account A of Pacific Life & Annuity Company

Annual
Reports

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statements of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Where to Go for More Information	H-14

The 2008 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2008 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	2,281,927	$23,840,143	$14,567,934
International Value	International Value	6,644,881	99,028,540	57,980,950
Long/Short Large-Cap (1)	Long/Short Large-Cap	3,309,526	32,379,160	21,677,709
International Small-Cap	International Small-Cap	3,242,014	29,714,207	17,495,006
Equity Index	Equity Index	1,499,619	44,094,087	29,377,558
Small-Cap Index	Small-Cap Index	367,372	3,468,595	2,866,171
Diversified Research	Diversified Research	2,414,340	26,382,462	16,406,445
Equity	Equity	13,566	244,463	152,125
American Funds® Growth-Income	American Funds Growth-Income	4,110,438	44,406,042	29,864,014
American Funds Growth	American Funds Growth	4,563,536	51,276,494	31,329,686
Large-Cap Value	Large-Cap Value	5,968,286	72,118,015	51,827,889
Technology	Technology	80,356	325,772	239,653
Short Duration Bond	Short Duration Bond	4,590,387	43,873,868	40,422,202
Floating Rate Loan	Floating Rate Loan	3,052,613	27,685,339	18,801,201
Diversified Bond	Diversified Bond	5,847,173	57,171,801	50,577,784
Growth LT	Growth LT	1,750,670	34,378,153	23,262,376
Focused 30	Focused 30	1,019,967	14,063,451	7,676,918
Health Sciences	Health Sciences	44,381	365,225	327,574
Mid-Cap Equity (2)	Mid-Cap Equity (2)	8,183,439	125,517,707	71,172,965
Large-Cap Growth	Large-Cap Growth	3,583,642	22,895,775	13,196,845
International Large-Cap	International Large-Cap	11,548,169	82,037,936	53,228,041
Small-Cap Value	Small-Cap Value	993,898	12,250,745	8,899,101
Multi-Strategy	Multi-Strategy	46,261	636,580	425,164
Main Street® Core	Main Street Core	2,596,073	50,765,057	34,241,282
Emerging Markets	Emerging Markets	2,775,437	37,773,571	24,434,965
Money Market	Money Market	1,196,423	12,101,009	12,082,113
High Yield Bond	High Yield Bond	2,788,150	17,597,023	13,008,701
Managed Bond	Managed Bond	8,546,268	93,432,833	89,943,301
Inflation Managed	Inflation Managed	9,685,966	107,589,522	96,397,373
Comstock	Comstock	6,918,572	65,459,257	41,095,288
Mid-Cap Growth	Mid-Cap Growth	2,931,268	23,347,249	13,915,398
Real Estate	Real Estate	1,177,168	18,687,479	10,331,311
Small-Cap Equity	Small-Cap Equity	1,895,352	23,405,961	17,498,425

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	AllianceBernstein VPS Balanced Wealth Strategy Class B	205,792	2,152,419	1,765,692

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III (1)	BlackRock Global Allocation V.I. Class III	973,817	12,279,890	11,004,136

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	Franklin Templeton VIP Founding Funds Allocation Class 4	255,241	1,785,802	1,434,455

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	1,772	21,294	14,050
JPMorgan Insurance Trust Diversified Equity	JPMorgan Insurance Trust Diversified Equity	63,857	1,106,602	685,820

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.
American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

I-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$14,567,934	$57,980,950	$21,677,709	$17,495,006	$29,377,558	$2,866,171	$16,406,445
Receivables:
Due from Pacific Life & Annuity Company	25,357	78,109	21,614	24,629	28,066	6,445	18,457

Total Assets	14,593,291	58,059,059	21,699,323	17,519,635	29,405,624	2,872,616	16,424,902

LIABILITIES
Payables:
Fund shares purchased	25,357	78,109	21,614	24,629	28,066	5,670	18,457
Other	1,245	3,528	2,797	1,573	2,875	—	943

Total Liabilities	26,602	81,637	24,411	26,202	30,941	5,670	19,400

NET ASSETS	$14,566,689	$57,977,422	$21,674,912	$17,493,433	$29,374,683	$2,866,946	$16,405,502

Units Outstanding	2,258,485	7,305,689	3,320,814	3,297,196	3,811,693	325,432	2,318,104

Accumulation Unit Value	$5.40 - $6.88	$4.82 - $9.59	$6.44 - $6.58	$4.64 - $5.57	$5.92 - $14.58	$5.73 - $10.83	$5.62 - $7.71

Cost of Investments	$23,840,143	$99,028,540	$32,379,160	$29,714,207	$44,094,087	$3,468,595	$26,382,462

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$152,125	$29,864,014	$31,329,686	$51,827,889	$239,653	$40,422,202	$18,801,201
Receivables:
Due from Pacific Life & Annuity Company	—	32,317	47,441	45,294	—	—	17,432
Fund shares redeemed	4	—	—	—	11	15,468	—

Total Assets	152,129	29,896,331	31,377,127	51,873,183	239,664	40,437,670	18,818,633

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4	—	—	—	11	14,403	—
Fund shares purchased	—	32,317	47,441	45,294	—	—	17,432
Other	10	1,771	2,227	2,050	3	—	2,068

Total Liabilities	14	34,088	49,668	47,344	14	14,403	19,500

NET ASSETS	$152,115	$29,862,243	$31,327,459	$51,825,839	$239,650	$40,423,267	$18,799,133

Units Outstanding	24,656	4,000,758	4,210,976	6,418,608	42,347	4,157,853	2,786,166

Accumulation Unit Value	$5.68 - $6.27	$5.82 - $8.05	$5.48 - $8.09	$6.07 - $10.08	$3.32 - $5.94	$9.49 - $10.49	$6.73 - $7.19

Cost of Investments	$244,463	$44,406,042	$51,276,494	$72,118,015	$325,772	$43,873,868	$27,685,339

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity(1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$50,577,784	$23,262,376	$7,676,918	$327,574	$71,172,965	$13,196,845	$53,228,041
Receivables:
Due from Pacific Life & Annuity Company	—	29,540	14,707	—	91,222	22,027	41,360
Fund shares redeemed	21,661	—	—	15	—	—	—

Total Assets	50,599,445	23,291,916	7,691,625	327,589	71,264,187	13,218,872	53,269,401

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	21,661	—	—	15	—	—	—
Fund shares purchased	—	29,540	14,707	—	91,222	21,246	41,360
Other	5,615	1,461	914	25	5,332	—	1,865

Total Liabilities	27,276	31,001	15,621	40	96,554	21,246	43,225

NET ASSETS	$50,572,169	$23,260,915	$7,676,004	$327,549	$71,167,633	$13,197,626	$53,226,176

Units Outstanding	5,401,678	2,975,378	800,124	32,343	8,511,329	2,533,415	5,074,108

Accumulation Unit Value	$9.05 - $9.72	$5.93 - $15.96	$4.93 - $11.74	$8.93 - $10.26	$5.13 - $13.36	$4.15 - $5.46	$6.32 - $11.67

Cost of Investments	$57,171,801	$34,378,153	$14,063,451	$365,225	$125,517,707	$22,895,775	$82,037,936

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$8,899,101	$425,164	$34,241,282	$24,434,965	$12,082,113	$13,008,701	$89,943,301
Receivables:
Due from Pacific Life & Annuity Company	8,148	2	37,997	44,233	—	4,213	—
Fund shares redeemed	—	21	—	—	562	—	60,928

Total Assets	8,907,249	425,187	34,279,279	24,479,198	12,082,675	13,012,914	90,004,229

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	562	—	60,928
Fund shares purchased	8,148	—	37,997	40,297	—	4,213	—
Other	137	—	2,039	—	444	783	5,768

Total Liabilities	8,285	—	40,036	40,297	1,006	4,996	66,696

NET ASSETS	$8,898,964	$425,187	$34,239,243	$24,438,901	$12,081,669	$13,007,918	$89,937,533

Units Outstanding	679,724	60,096	4,882,545	1,431,464	1,136,036	1,325,511	7,137,647

Accumulation Unit Value	$6.40 - $15.55	$7.03 - $11.01	$5.71 - $11.75	$5.21 - $25.20	$10.33 - $13.41	$7.45 - $11.89	$9.40 - $17.45

Cost of Investments	$12,250,745	$636,580	$50,765,057	$37,773,571	$12,101,009	$17,597,023	$93,432,833

						AllianceBernstein	BlackRock
						VPS Balanced	Global
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B	V.I. Class III

ASSETS
Investments in portfolios, at value	$96,397,373	$41,095,288	$13,915,398	$10,331,311	$17,498,425	$1,765,692	$11,004,136
Receivables:
Due from Pacific Life & Annuity Company	—	40,038	24,355	13,816	12,831	16,283	265,467
Fund shares redeemed	24,526	—	—	—	—	—	—

Total Assets	96,421,899	41,135,326	13,939,753	10,345,127	17,511,256	1,781,975	11,269,603

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	24,526	—	—	—	—	—	—
Fund shares purchased	—	40,038	24,355	13,816	12,831	16,283	265,467
Other	7,811	3,077	1,178	463	2,135	111	647

Total Liabilities	32,337	43,115	25,533	14,279	14,966	16,394	266,114

NET ASSETS	$96,389,562	$41,092,211	$13,914,220	$10,330,848	$17,496,290	$1,765,581	$11,003,489

Units Outstanding	7,855,762	5,630,673	2,173,344	935,547	1,806,140	250,166	1,394,118

Accumulation Unit Value	$8.71 - $16.43	$5.52 - $7.98	$4.89 - $6.64	$4.62 - $19.17	$6.98 - $10.57	$7.05 - $7.08	$7.84 - $7.96

Cost of Investments	$107,589,522	$65,459,257	$23,347,249	$18,687,479	$23,405,961	$2,152,419	$12,279,890

	Franklin
	Templeton VIP
	Founding Funds	JPMorgan	JPMorgan
	Allocation	Insurance Trust	Insurance Trust
	Class 4	Equity Index	Diversified Equity

ASSETS
Investments in portfolios, at value	$1,434,455	$14,050	$685,820
Receivables:
Due from Pacific Life & Annuity Company	37,727	—	—
Fund shares redeemed	—	—	187

Total Assets	1,472,182	14,050	686,007

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	187
Fund shares purchased	37,727	—	—
Other	77	—	60

Total Liabilities	37,804	—	247

NET ASSETS	$1,434,378	$14,050	$685,760

Units Outstanding	217,481	1,753	80,513

Accumulation Unit Value	$6.58 - $6.61	$8.02 - $8.02	$8.46 - $8.54

Cost of Investments	$1,785,802	$21,294	$1,106,602

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap(1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$2,522,085	$166,494	$536,323	$774,622	$81,736	$262,372
EXPENSES
Mortality and expense risk, administrative and other fees	292,006	1,216,287	280,087	383,587	487,775	174,405	395,670

Net Investment Income (Loss)	(292,006)	1,305,798	(113,593)	152,736	286,847	(92,669)	(133,298)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(574,608)	(2,636,609)	(306,811)	(1,034,958)	(630,783)	(2,381,714)	(871,360)
Capital gain distributions	1,912,941	3,722,011	—	—	1,682,247	370,234	3,491,953

Realized Gain (Loss)	1,338,333	1,085,402	(306,811)	(1,034,958)	1,051,464	(2,011,480)	2,620,593

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(12,059,388)	(47,572,394)	(10,701,451)	(12,968,479)	(17,263,319)	(537,954)	(12,597,545)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($11,013,061)	($45,181,194)	($11,121,855)	($13,850,701)	($15,925,008)	($2,642,103)	($10,110,250)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$1,163	$555,527	$249,219	$1,196,963	$456	$1,571,116	$1,522,016
EXPENSES
Mortality and expense risk, administrative and other fees	2,516	655,103	625,676	1,023,343	7,049	670,760	342,526

Net Investment Income (Loss)	(1,353)	(99,576)	(376,457)	173,620	(6,593)	900,356	1,179,490

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(13,120)	(1,429,194)	(1,579,139)	(1,043,492)	(65,193)	(332,440)	(448,115)
Capital gain distributions	31,549	1,624,132	6,333,879	2,589,091	93,785	—	—

Realized Gain (Loss)	18,429	194,938	4,754,740	1,545,599	28,592	(332,440)	(448,115)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(125,015)	(17,932,912)	(26,742,772)	(28,237,638)	(312,153)	(3,387,184)	(7,951,736)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($107,939)	($17,837,550)	($22,364,489)	($26,518,419)	($290,154)	($2,819,268)	($7,220,361)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity(2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$2,039,514	$166,842	$4,229	$5,090	$1,585,394	$—	$1,506,020
EXPENSES
Mortality and expense risk, administrative and other fees	852,212	447,666	112,020	7,586	1,506,213	293,489	1,043,301

Net Investment Income (Loss)	1,187,302	(280,824)	(107,791)	(2,496)	79,181	(293,489)	462,719

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(981,970)	(995,939)	(245,777)	(30,547)	(3,981,982)	(708,921)	(1,764,794)
Capital gain distributions	—	4,178,817	719,970	61,681	14,274,567	4,146,346	15,260,103

Realized Gain (Loss)	(981,970)	3,182,878	474,193	31,134	10,292,585	3,437,425	13,495,309

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(5,204,147)	(17,661,444)	(6,804,636)	(179,342)	(52,561,314)	(15,101,864)	(41,221,138)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($4,998,815)	($14,759,390)	($6,438,234)	($150,704)	($42,189,548)	($11,957,928)	($27,263,110)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$281,641	$1,102	$662,308	$591,768	$171,655	$1,221,355	$4,157,049
EXPENSES
Mortality and expense risk, administrative and other fees	176,962	12,758	727,619	547,796	130,575	228,487	1,509,525

Net Investment Income (Loss)	104,679	(11,656)	(65,311)	43,972	41,080	992,868	2,647,524

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(412,525)	(737)	(1,226,478)	(791,669)	19,929	(212,641)	(620,684)
Capital gain distributions	1,231,985	53,370	5,232,194	6,110,487	—	—	864,208

Realized Gain (Loss)	819,460	52,633	4,005,716	5,318,818	19,929	(212,641)	243,524

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(4,479,972)	(428,657)	(23,982,738)	(25,026,631)	(15,560)	(4,318,384)	(6,153,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,555,833)	($387,680)	($20,042,333)	($19,663,841)	$45,449	($3,538,157)	($3,262,441)

						AllianceBernstein	BlackRock
						VPS Balanced	Global
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B(1)	V.I. Class III(1)

INVESTMENT INCOME
Dividends	$2,984,600	$1,171,919	$26,291	$570,337	$108,524	$21,559	$285,823
EXPENSES
Mortality and expense risk, administrative and other fees	1,762,632	899,466	346,614	255,928	287,775	11,572	67,477

Net Investment Income (Loss)	1,221,968	272,453	(320,323)	314,409	(179,251)	9,987	218,346

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,318,460)	(3,540,258)	56,703	(1,477,625)	(360,761)	(2,566)	(278,921)
Capital gain distributions	539,383	2,672,633	2,575,111	4,040,805	383,929	—	53,643

Realized Gain (Loss)	(779,077)	(867,625)	2,631,814	2,563,180	23,168	(2,566)	(225,278)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(12,344,945)	(22,573,309)	(14,010,044)	(8,554,327)	(6,110,195)	(386,728)	(1,275,754)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($11,902,054)	($23,168,481)	($11,698,553)	($5,676,738)	($6,266,278)	($379,307)	($1,282,686)

	Franklin
	Templeton VIP
	Founding Funds	JPMorgan	JPMorgan
	Allocation	Insurance Trust	Insurance Trust
	Class 4(1)	Equity Index	Diversified Equity

INVESTMENT INCOME
Dividends	$37,777	$384	$17,207
EXPENSES
Mortality and expense risk, administrative and other fees	7,564	265	16,525

Net Investment Income	30,213	119	682

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(4,718)	(37)	(112,209)
Capital gain distributions	36,516	—	148,491

Realized Gain (Loss)	31,798	(37)	36,282

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(351,347)	(8,723)	(439,498)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($289,336)	($8,641)	($402,534)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Small-Cap Growth(1)		International Value		Long/Short Large-Cap(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($292,006)	($232,086)	$1,305,798	$498,158	($113,593)
Realized gain (loss)	1,338,333	(36,982)	1,085,402	7,220,979	(306,811)
Change in unrealized appreciation (depreciation) on investments	(12,059,388)	1,734,530	(47,572,394)	(6,974,870)	(10,701,451)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,013,061)	1,465,462	(45,181,194)	744,267	(11,121,855)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,420,936	4,572,466	14,499,035	20,633,584	3,168,611
Transfers between variable and fixed accounts, net	5,077,194	5,076,278	11,981,545	20,297,124	30,517,168
Transfers—contract charges and deductions	(181,596)	(72,042)	(779,645)	(344,090)	(138,971)
Transfers—surrenders	(843,517)	(770,197)	(3,765,816)	(3,992,244)	(745,862)
Transfers—other	(1,588)	(425)	(2,066)	877	(4,179)

Net Increase in Net Assets Derived from Contract Owner Transactions	7,471,429	8,806,080	21,933,053	36,595,251	32,796,767

NET INCREASE (DECREASE) IN NET ASSETS	(3,541,632)	10,271,542	(23,248,141)	37,339,518	21,674,912

NET ASSETS
Beginning of Year or Period	18,108,321	7,836,779	81,225,563	43,886,045	—

End of Year or Period	$14,566,689	$18,108,321	$57,977,422	$81,225,563	$21,674,912

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$152,736	($90,812)	$286,847	$33,547	($92,669)	$28,603
Realized gain (loss)	(1,034,958)	(88,746)	1,051,464	664,054	(2,011,480)	(165,440)
Change in unrealized appreciation (depreciation) on investments	(12,968,479)	59,069	(17,263,319)	178,121	(537,954)	(1,491,155)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,850,701)	(120,489)	(15,925,008)	875,722	(2,642,103)	(1,627,992)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	4,621,919	7,325,552	5,261,933	6,129,639	2,071,373	6,019,971
Transfers between variable and fixed accounts, net	1,782,341	4,394,935	22,432,936	(6,746,772)	(20,640,348)	13,294,252
Transfers—contract charges and deductions	(245,379)	(120,306)	(273,763)	(124,993)	(122,972)	(100,749)
Transfers—surrenders	(1,118,298)	(1,329,994)	(1,587,298)	(1,184,096)	(580,351)	(1,008,863)
Transfers—other	606	776	(2,306)	855	348	(1,389)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,041,189	10,270,963	25,831,502	(1,925,367)	(19,271,950)	18,203,222

NET INCREASE (DECREASE) IN NET ASSETS	(8,809,512)	10,150,474	9,906,494	(1,049,645)	(21,914,053)	16,575,230

NET ASSETS
Beginning of Year	26,302,945	16,152,471	19,468,189	20,517,834	24,780,999	8,205,769

End of Year	$17,493,433	$26,302,945	$29,374,683	$19,468,189	$2,866,946	$24,780,999

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Diversified Research		Equity		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($133,298)	($278,745)	($1,353)	($2,987)	($99,576)	($93,751)
Realized gain (loss)	2,620,593	282,381	18,429	1,127	194,938	(108,234)
Change in unrealized appreciation (depreciation) on investments	(12,597,545)	(121,022)	(125,015)	15,507	(17,932,912)	709,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,110,250)	(117,386)	(107,939)	13,647	(17,837,550)	507,273

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	4,413,797	8,971,262	20,858	33,815	7,556,409	12,935,767
Transfers between variable and fixed accounts, net	(7,677,829)	(4,143,804)	(62,746)	28,358	(4,337,192)	5,872,791
Transfers—contract charges and deductions	(250,665)	(164,586)	(26)	(16)	(398,951)	(191,342)
Transfers—surrenders	(1,288,752)	(1,922,986)	(4,026)	(762)	(1,834,662)	(2,346,537)
Transfers—other	1,417	2,387	9	31	(520)	2,283

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,802,032)	2,742,273	(45,931)	61,426	985,084	16,272,962

NET INCREASE (DECREASE) IN NET ASSETS	(14,912,282)	2,624,887	(153,870)	75,073	(16,852,466)	16,780,235

NET ASSETS
Beginning of Year	31,317,784	28,692,897	305,985	230,912	46,714,709	29,934,474

End of Year	$16,405,502	$31,317,784	$152,115	$305,985	$29,862,243	$46,714,709

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($376,457)	($421,234)	$173,620	($151,681)	($6,593)	($7,723)
Realized gain (loss)	4,754,740	760,724	1,545,599	(68,695)	28,592	8,755
Change in unrealized appreciation (depreciation) on investments	(26,742,772)	2,952,163	(28,237,638)	460,679	(312,153)	77,440

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,364,489)	3,291,653	(26,518,419)	240,303	(290,154)	78,472

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,977,494	10,875,650	11,221,952	16,085,590	13,445	3,703
Transfers between variable and fixed accounts, net	13,779,055	(10,038,651)	7,038,794	10,508,763	69,369	16,544
Transfers—contract charges and deductions	(387,907)	(173,850)	(621,027)	(292,073)	(116)	(89)
Transfers—surrenders	(1,848,772)	(1,935,139)	(3,397,618)	(3,511,943)	(28,444)	(62,727)
Transfers—other	(1,957)	1,258	(636)	(693)	—	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,517,913	(1,270,732)	14,241,465	22,789,644	54,254	(42,567)

NET INCREASE (DECREASE) IN NET ASSETS	(3,846,576)	2,020,921	(12,276,954)	23,029,947	(235,900)	35,905

NET ASSETS
Beginning of Year	35,174,035	33,153,114	64,102,793	41,072,846	475,550	439,645

End of Year	$31,327,459	$35,174,035	$51,825,839	$64,102,793	$239,650	$475,550

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Short Duration Bond		Floating Rate Loan(1)		Diversified Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$900,356	$966,298	$1,179,490	$522,742	$1,187,302	$1,152,422
Realized loss	(332,440)	(311,707)	(448,115)	(82,162)	(981,970)	(26,027)
Change in unrealized appreciation (depreciation) on investments	(3,387,184)	290,710	(7,951,736)	(932,402)	(5,204,147)	(1,571,962)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,819,268)	945,301	(7,220,361)	(491,822)	(4,998,815)	(445,567)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,034,390	8,557,124	3,222,365	2,350,317	8,054,715	8,772,521
Transfers between variable and fixed accounts, net	5,772,684	(10,297,756)	6,446,289	17,272,424	3,690,639	25,458,566
Transfers—contract charges and deductions	(413,012)	(262,570)	(184,253)	(71,137)	(527,220)	(229,910)
Transfers—surrenders	(2,891,900)	(2,904,920)	(1,489,831)	(1,032,835)	(3,433,511)	(2,849,128)
Transfers—other	(24)	1,436	378	(2,401)	1,745	(4,283)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,502,138	(4,906,686)	7,994,948	18,516,368	7,786,368	31,147,766

NET INCREASE (DECREASE) IN NET ASSETS	5,682,870	(3,961,385)	774,587	18,024,546	2,787,553	30,702,199

NET ASSETS
Beginning of Year or Period	34,740,397	38,701,782	18,024,546	—	47,784,616	17,082,417

End of Year or Period	$40,423,267	$34,740,397	$18,799,133	$18,024,546	$50,572,169	$47,784,616

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($280,824)	($265,021)	($107,791)	($11,286)	($2,496)	($7,781)
Realized gain (loss)	3,182,878	168,469	474,193	32,476	31,134	(810)
Change in unrealized appreciation (depreciation) on investments	(17,661,444)	2,816,062	(6,804,636)	194,273	(179,342)	66,174

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,759,390)	2,719,510	(6,438,234)	215,463	(150,704)	57,583

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	5,046,717	6,994,187	1,422,709	44,577	15,747	29,607
Transfers between variable and fixed accounts, net	9,350,652	(1,608,660)	12,165,715	39,229	6,220	37,140
Transfers—contract charges and deductions	(278,336)	(111,181)	(45,803)	(193)	(154)	(109)
Transfers—surrenders	(1,329,638)	(1,263,589)	(336,817)	(198,120)	(37,751)	(17,502)
Transfers—other	(2,808)	(550)	(1,434)	8	13	(7)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,786,587	4,010,207	13,204,370	(114,499)	(15,925)	49,129

NET INCREASE (DECREASE) IN NET ASSETS	(1,972,803)	6,729,717	6,766,136	100,964	(166,629)	106,712

NET ASSETS
Beginning of Year	25,233,718	18,504,001	909,868	808,904	494,178	387,466

End of Year	$23,260,915	$25,233,718	$7,676,004	$909,868	$327,549	$494,178

(1)	Operations commenced on May 4, 2007.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Equity(1)		Large-Cap Growth		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$79,181	($716,119)	($293,489)	($408,772)	$462,719	($115,182)
Realized gain (loss)	10,292,585	(209,849)	3,437,425	1,870,648	13,495,309	13,873,918
Change in unrealized appreciation (depreciation) on investments	(52,561,314)	(4,329,089)	(15,101,864)	2,892,952	(41,221,138)	(7,705,471)

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,189,548)	(5,255,057)	(11,957,928)	4,354,828	(27,263,110)	6,053,265

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	17,228,252	27,218,843	3,326,680	7,122,144	11,705,573	22,227,252
Transfers between variable and fixed accounts, net	5,100,296	11,766,752	2,080,465	(19,943,890)	4,979,763	(30,211,877)
Transfers—contract charges and deductions	(979,436)	(482,115)	(167,145)	(117,446)	(657,341)	(375,870)
Transfers—surrenders	(4,686,493)	(5,459,685)	(1,057,254)	(1,547,850)	(3,164,123)	(4,659,681)
Transfers—other	(2,934)	4,416	(1,834)	3,837	(7,248)	9,885

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16,659,685	33,048,211	4,180,912	(14,483,205)	12,856,624	(13,010,291)

NET INCREASE (DECREASE) IN NET ASSETS	(25,529,863)	27,793,154	(7,777,016)	(10,128,377)	(14,406,486)	(6,957,026)

NET ASSETS
Beginning of Year	96,697,496	68,904,342	20,974,642	31,103,019	67,632,662	74,589,688
End of Year	$71,167,633	$96,697,496	$13,197,626	$20,974,642	$53,226,176	$67,632,662

	Small-Cap Value		Multi- Strategy		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$104,679	$50,884	($11,656)	$12,251	($65,311)	($148,394)
Realized gain (loss)	819,460	(32,181)	52,633	18,054	4,005,716	(42,653)
Change in unrealized appreciation (depreciation) on investments	(4,479,972)	37,644	(428,657)	(3,629)	(23,982,738)	877,343

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,555,833)	56,347	(387,680)	26,676	(20,042,333)	686,296

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,790,749	2,062,951	3,787	21,013	8,399,218	12,139,722
Transfers between variable and fixed accounts, net	960,986	921,025	(191,209)	(86,843)	(1,259,879)	5,934,909
Transfers—contract charges and deductions	(70,688)	(58,195)	(2,171)	(347)	(462,057)	(266,451)
Transfers—surrenders	(666,566)	(1,005,282)	(39,294)	(78,177)	(2,641,310)	(3,140,611)
Transfers—other	(669)	(138)	252	278	(305)	2,217

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,013,812	1,920,361	(228,635)	(144,076)	4,035,667	14,669,786

NET INCREASE (DECREASE) IN NET ASSETS	(1,542,021)	1,976,708	(616,315)	(117,400)	(16,006,666)	15,356,082

NET ASSETS
Beginning of Year	10,440,985	8,464,277	1,041,502	1,158,902	50,245,909	34,889,827

End of Year	$8,898,964	$10,440,985	$425,187	$1,041,502	$34,239,243	$50,245,909

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Emerging Markets		Money Market		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$43,972	($173,332)	$41,080	$169,396	$992,868	$706,230
Realized gain (loss)	5,318,818	5,242,432	19,929	(2,083)	(212,641)	(39,223)
Change in unrealized appreciation (depreciation) on investments	(25,026,631)	3,554,808	(15,560)	1,444	(4,318,384)	(581,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,663,841)	8,623,908	45,449	168,757	(3,538,157)	85,576

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,284,162	9,909,565	628,003	1,169,264	2,023,774	2,353,710
Transfers between variable and fixed accounts, net	(46,851)	(538,536)	12,977,042	547,490	2,830,338	852,159
Transfers—contract charges and deductions	(336,220)	(157,132)	(181,960)	(200,061)	(108,821)	(73,340)
Transfers—surrenders	(1,668,549)	(2,503,509)	(7,266,645)	(2,266,681)	(1,176,238)	(1,164,903)
Transfers—other	(8,697)	2,510	(323)	401	544	(20)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,223,845	6,712,898	6,156,117	(749,587)	3,569,597	1,967,606

NET INCREASE (DECREASE) IN NET ASSETS	(15,439,996)	15,336,806	6,201,566	(580,830)	31,440	2,053,182

NET ASSETS
Beginning of Year	39,878,897	24,542,091	5,880,103	6,460,933	12,976,478	10,923,296

End of Year	$24,438,901	$39,878,897	$12,081,669	$5,880,103	$13,007,918	$12,976,478

	Managed Bond		Inflation Managed		Comstock

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$2,647,524	$1,912,906	$1,221,968	$2,103,415	$272,453	$32,904
Realized gain (loss)	243,524	(45,481)	(779,077)	(893,694)	(867,625)	(87,146)
Change in unrealized appreciation (depreciation) on investments	(6,153,489)	2,978,903	(12,344,945)	5,857,740	(22,573,309)	(4,520,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,262,441)	4,846,328	(11,902,054)	7,067,461	(23,168,481)	(4,574,568)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	13,924,899	16,195,536	17,321,622	20,214,807	10,131,905	15,089,832
Transfers between variable and fixed accounts, net	3,270,467	15,692,685	(1,620,036)	20,317,847	(6,041,135)	26,375,430
Transfers—contract charges and deductions	(847,295)	(473,881)	(1,108,524)	(590,367)	(550,201)	(344,032)
Transfers—surrenders	(6,228,641)	(5,466,739)	(6,904,911)	(7,292,493)	(3,074,734)	(3,717,998)
Transfers—other	591	(3,666)	837	(3,582)	(1,140)	(196)

Net Increase in Net Assets Derived from Contract Owner Transactions	10,120,021	25,943,935	7,688,988	32,646,212	464,695	37,403,036

NET INCREASE (DECREASE) IN NET ASSETS	6,857,580	30,790,263	(4,213,066)	39,713,673	(22,703,786)	32,828,468

NET ASSETS
Beginning of Year	83,079,953	52,289,690	100,602,628	60,888,955	63,795,997	30,967,529

End of Year	$89,937,533	$83,079,953	$96,389,562	$100,602,628	$41,092,211	$63,795,997

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity(1)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($320,323)	($289,385)	$314,409	($67,741)	($179,251)	($102,176)
Realized gain (loss)	2,631,814	(37,071)	2,563,180	(216,215)	23,168	(30,174)
Change in unrealized appreciation (depreciation) on investments	(14,010,044)	4,585,594	(8,554,327)	(3,387,740)	(6,110,195)	103,013

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,698,553)	4,259,138	(5,676,738)	(3,671,696)	(6,266,278)	(29,337)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,989,488	7,057,017	3,160,027	6,190,962	3,206,976	2,577,275
Transfers between variable and fixed accounts, net	(5,386,581)	658,751	(5,099,552)	1,995,018	10,354,827	7,037,050
Transfers—contract charges and deductions	(226,554)	(124,089)	(194,201)	(81,446)	(188,766)	(33,411)
Transfers—surrenders	(1,200,404)	(1,513,396)	(711,397)	(1,238,066)	(716,288)	(370,727)
Transfers—other	1,190	(1,063)	(5,000)	8,633	(3,076)	(725)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,822,861)	6,077,220	(2,850,123)	6,875,101	12,653,673	9,209,462

NET INCREASE (DECREASE) IN NET ASSETS	(14,521,414)	10,336,358	(8,526,861)	3,203,405	6,387,395	9,180,125

NET ASSETS
Beginning of Year	28,435,634	18,099,276	18,857,709	15,654,304	11,108,895	1,928,770

End of Year	$13,914,220	$28,435,634	$10,330,848	$18,857,709	$17,496,290	$11,108,895

	AllianceBernstein VPS		BlackRock		Franklin Templeton VIP
	Balanced Wealth Strategy		Global Allocation		Founding Funds Allocation
	Class B(2)		V.I. Class III(2)		Class 4(2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$9,987		$218,346		$30,213
Realized gain (loss)	(2,566)		(225,278)		31,798
Change in unrealized depreciation on investments	(386,728)		(1,275,754)		(351,347)

Net Decrease in Net Assets Resulting from Operations	(379,307)		(1,282,686)		(289,336)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	990,082		4,959,838		1,190,051
Transfers between variable and fixed accounts, net	1,168,910		7,380,106		534,052
Transfers—contract charges and deductions	(3,092)		(15,440)		(233)
Transfers—surrenders	(10,904)		(38,514)		(887)
Transfers—other	(108)		185		731

Net Increase in Net Assets Derived from Contract Owner Transactions	2,144,888		12,286,175		1,723,714

NET INCREASE IN NET ASSETS	1,765,581		11,003,489		1,434,378

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$1,765,581		$11,003,489		$1,434,378

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2008	2007	2008	2007
	JPMorgan Insurance Trust	JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Core Bond(1)	Equity Index		Diversified Equity(2)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,432	$119	$4	$682	($15,072)
Realized gain (loss)	(2,854)	(37)	16	36,282	(753)
Change in unrealized appreciation (depreciation) on investments	(9,450)	(8,723)	774	(439,498)	18,717

Net Increase (Decrease) in Net Assets Resulting from Operations	6,128	(8,641)	794	(402,534)	2,892

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	71,736	—	—	19,614	316,760
Transfers between variable and fixed accounts, net	(412,275)	—	—	(641,839)	1,459,989
Transfers—contract charges and deductions	(204)	—	(-)	(7,612)	(3,707)
Transfers—surrenders	(4,513)	—	—	(35,643)	(22,167)
Transfers—other	(5)	1	—	118	(111)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(345,261)	1	—	(665,362)	1,750,764

NET INCREASE (DECREASE) IN NET ASSETS	(339,133)	(8,640)	794	(1,067,896)	1,753,656

NET ASSETS
Beginning of Year or Periods	339,133	22,690	21,896	1,753,656	—

End of Year or Periods	$—	$14,050	$22,690	$685,760	$1,753,656

	JPMorgan Insurance Trust
	Intrepid Growth(1)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($2,526)
Realized gain	100,452
Change in unrealized depreciation on investments	(31,563)

Net Increase in Net Assets Resulting from Operations	66,363

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	147,139
Transfers between variable and fixed accounts, net	(861,546)
Transfers—contract charges and deductions	(437)
Transfers—surrenders	(8,490)
Transfers—other	(21)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(723,355)

NET DECREASE IN NET ASSETS	(656,992)

NET ASSETS
Beginning of Period	656,992

End of Period	$—

(1)	All units were fully redeemed or transferred prior to December 31, 2007.

(2)	Operations commenced on May 4, 2007.
See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The annualized ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Small-Cap Growth (4)
2008	2,258,485	$14,566,689	$5.40	$6.88	0.00%	(48.09%)	(47.32%)
2007	1,438,963	18,108,321	10.35	13.17	0.00%	12.98%	14.64%
2006	700,917	7,836,779	11.10	11.61	0.30%	3.14%	3.61%
2005	620,697	6,712,733	10.76	11.20	0.32%	0.78%	0.98%
2004	120,917	1,295,083	10.68	10.74	0.64%	16.76%	17.00%

International Value
2008	7,305,689	$57,977,422	$4.82	$9.59	3.51%	(48.74%)	(47.99%)
2007	5,011,159	81,225,563	9.37	18.63	2.48%	4.28%	5.82%
2006	2,780,552	43,886,045	15.53	17.78	1.89%	23.39%	23.95%
2005	2,071,249	26,370,451	12.67	14.35	1.97%	7.43%	7.64%
2004	2,141,329	25,336,699	11.80	11.86	1.96%	14.29%	14.52%

Long/Short Large-Cap (5)
05/02/2008 - 12/31/2008	3,320,814	$21,674,912	$6.44	$6.58	1.00%	(35.84%)	(35.21%)

International Small-Cap
2008	3,297,196	$17,493,433	$4.64	$5.57	2.36%	(48.80%)	(48.05%)
2007	2,516,581	26,302,945	9.02	10.73	1.31%	2.80%	4.31%
05/05/2006 - 12/31/2006	1,584,685	16,152,471	10.18	10.28	0.24%	0.26%	0.55%

Equity Index
2008	3,811,693	$29,374,683	$5.92	$14.58	2.68%	(38.50%)	(37.60%)
2007	1,518,541	19,468,189	9.58	23.61	1.90%	3.29%	4.81%
2006	1,646,086	20,517,834	12.03	22.75	2.10%	13.41%	13.92%
2005	1,181,764	12,800,211	10.75	19.97	2.34%	2.75%	2.96%
2004	115,344	1,210,176	10.46	10.51	2.10%	8.56%	8.78%

Small-Cap Index
2008	325,432	$2,866,946	$5.73	$10.83	0.80%	(36.22%)	(35.29%)
2007	1,743,285	24,780,999	8.94	16.91	1.87%	(3.82%)	(2.41%)
2006	547,565	8,205,769	14.82	17.50	1.29%	15.63%	16.15%
2005	896,778	11,551,229	12.82	15.06	0.55%	2.47%	2.68%
2004	706,479	8,862,886	12.51	12.58	0.79%	15.60%	15.83%

Diversified Research
2008	2,318,104	$16,405,502	$5.62	$7.71	1.12%	(40.19%)	(39.31%)
2007	2,604,022	31,317,784	9.35	12.77	0.79%	(0.67%)	0.79%
2006	2,358,520	28,692,897	12.08	12.80	0.85%	9.92%	10.42%
2005	1,254,796	13,850,734	10.99	11.60	0.64%	3.31%	3.52%
2004	273,171	2,913,459	10.63	10.69	1.02%	9.17%	9.38%

Equity
2008	24,656	$152,115	$5.68	$6.27	0.52%	(42.20%)	(41.36%)
2007	28,658	305,985	10.48	10.83	0.24%	4.31%	5.84%
2006	22,754	230,912	9.79	15.20	0.48%	6.67%	6.88%
2005	8,209	79,298	9.62	9.69	0.30%	4.58%	4.79%
2004	4,825	44,588	9.20	9.25	0.76%	3.22%	3.42%

American Funds Growth-Income
2008	4,000,758	$29,862,243	$5.82	$8.05	1.44%	(39.22%)	(38.33%)
2007	3,734,874	46,714,709	9.53	13.06	1.48%	2.73%	4.24%
2006	2,443,002	29,934,474	12.23	12.52	1.64%	12.68%	13.18%
05/02/2005 - 12/31/2005	1,056,189	11,470,523	10.85	10.88	1.75%	8.51%	8.51%

American Funds Growth
2008	4,210,976	$31,327,459	$5.48	$8.09	0.67%	(45.21%)	(44.41%)
2007	2,526,383	35,174,035	9.95	14.55	0.46%	9.87%	11.48%
2006	2,595,800	33,153,114	12.74	13.05	0.60%	7.80%	8.29%
05/02/2005 - 12/31/2005	1,292,399	15,290,986	11.82	11.86	0.69%	18.22%	18.22%

Large-Cap Value
2008	6,418,608	$51,825,839	$6.07	$10.08	1.98%	(35.99%)	(35.06%)
2007	4,970,862	64,102,793	9.43	15.68	1.44%	1.63%	3.12%
2006	3,217,503	41,072,846	12.62	15.36	1.37%	15.43%	15.95%
2005	2,813,544	30,910,003	10.93	13.24	1.20%	4.22%	4.42%
2004	3,782,939	39,810,665	10.49	10.55	1.68%	7.91%	8.13%

Technology
2008	42,347	$239,650	$3.32	$5.94	0.11%	(52.53%)	(52.31%)
2007	40,035	475,550	6.95	12.49	0.05%	20.77%	21.31%
2006	44,564	439,645	5.66	10.32	0.00%	7.34%	7.56%
2005	42,943	410,155	9.52	9.59	0.00%	19.49%	19.73%
2004	57,509	459,331	7.97	8.01	0.00%	1.76%	1.96%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Short Duration Bond
2008	4,157,853	$40,423,267	$9.49	$10.49	3.97%	(6.83%)	(5.47%)
2007	3,330,990	34,740,397	10.20	11.10	4.48%	2.54%	4.05%
2006	3,808,995	38,701,782	10.11	10.66	4.13%	2.36%	2.82%
2005	3,163,961	31,358,299	9.88	10.00	3.05%	(0.28%)	(0.08%)
2004	2,680,719	26,612,094	9.91	9.94	2.57%	(0.65%)	(0.45%)

Floating Rate Loan
2008	2,786,166	$18,799,133	$6.73	$7.19	7.54%	(30.58%)	(29.56%)
05/04/2007 - 12/31/2007	1,858,008	18,024,546	9.69	9.79	6.55%	(3.08%)	(2.15%)

Diversified Bond
2008	5,401,678	$50,572,169	$9.05	$9.72	4.06%	(9.49%)	(8.17%)
2007	4,617,510	47,784,616	9.95	10.59	5.04%	(0.55%)	0.91%
05/05/2006 - 12/31/2006	1,642,685	17,082,417	10.39	10.49	4.74%	3.80%	4.79%

Growth LT
2008	2,975,378	$23,260,915	$5.93	$15.96	0.63%	(42.04%)	(41.19%)
2007	1,821,761	25,233,718	10.17	27.42	0.50%	13.50%	14.01%
2006	1,509,989	18,504,001	10.18	24.05	0.67%	7.71%	8.19%
2005	968,232	10,817,008	11.11	22.23	0.25%	5.71%	5.92%
2004	1,073,055	11,306,903	10.51	10.56	0.00%	8.38%	8.59%

Focused 30
2008	800,124	$7,676,004	$4.93	$11.74	0.06%	(51.06%)	(50.96%)
2007	42,598	909,868	21.19	21.43	0.36%	29.41%	29.67%
2006	49,163	808,904	11.28	18.00	0.07%	21.45%	21.70%
2005	22,288	301,114	13.48	13.58	1.08%	19.84%	20.08%
2004	18,275	206,153	11.25	11.31	0.06%	12.74%	12.97%

Health Sciences
2008	32,343	$327,549	$8.93	$10.26	1.19%	(29.48%)	(29.16%)
2007	34,403	494,178	12.81	14.52	0.00%	14.33%	14.84%
2006	30,881	387,466	11.02	12.78	0.00%	6.13%	6.35%
2005	32,148	381,210	11.83	11.92	0.00%	13.18%	13.40%
2004	44,831	469,380	10.45	10.51	0.00%	5.57%	5.78%

Mid-Cap Equity (4)
2008	8,511,329	$71,167,633	$5.13	$13.36	1.78%	(40.12%)	(39.24%)
2007	6,618,463	96,697,496	8.52	22.21	0.89%	(3.95%)	(2.54%)
2006	4,464,729	68,904,342	15.16	23.02	0.84%	12.87%	13.38%
2005	2,661,493	35,947,417	13.43	20.31	0.69%	6.88%	7.09%
2004	1,215,240	15,318,360	12.57	12.64	0.47%	22.78%	23.03%

Large-Cap Growth (4)
2008	2,533,415	$13,197,626	$4.15	$5.46	0.00%	(51.39%)	(50.67%)
2007	1,957,454	20,974,642	8.52	11.06	0.00%	19.39%	21.14%
2006	3,486,140	31,103,019	7.12	9.03	0.23%	(5.58%)	(5.15%)
2005	2,542,248	24,167,800	7.52	9.55	0.33%	1.06%	1.26%
2004	3,409,549	32,070,315	9.38	9.43	0.87%	2.74%	2.94%

International Large-Cap
2008	5,074,108	$53,226,176	$6.32	$11.67	2.44%	(36.54%)	(35.61%)
2007	3,930,403	67,632,662	9.90	18.13	1.55%	7.25%	8.82%
2006	4,560,053	74,589,688	10.46	16.77	3.12%	24.68%	25.24%
2005	3,532,779	47,112,095	8.37	13.42	0.96%	10.64%	10.86%
2004	2,109,994	25,479,444	12.04	12.11	1.25%	16.43%	16.67%

Small-Cap Value
2008	679,724	$8,898,964	$6.40	$15.55	2.68%	(29.54%)	(28.51%)
2007	521,231	10,440,985	9.04	21.76	2.24%	1.23%	2.72%
2006	419,388	8,464,277	20.08	21.18	2.33%	17.56%	18.09%
2005	461,420	7,904,914	17.08	17.29	1.17%	11.57%	11.79%
2004	589,926	9,049,531	15.31	15.36	2.02%	22.13%	22.38%

Multi-Strategy
2008	60,096	$425,187	$7.03	$11.01	0.15%	(45.99%)	(45.75%)
2007	79,526	1,041,502	13.01	20.29	2.92%	2.42%	2.89%
2006	90,774	1,158,902	12.70	19.72	2.52%	9.64%	9.86%
2005	96,917	1,127,004	11.58	11.67	2.26%	1.88%	2.08%
2004	96,358	1,098,666	11.37	11.43	2.22%	7.80%	8.02%

Main Street Core
2008	4,882,545	$34,239,243	$5.71	$11.75	1.55%	(39.99%)	(39.11%)
2007	4,229,194	50,245,909	9.46	19.50	1.38%	2.48%	3.98%
2006	2,998,316	34,889,827	11.05	18.94	1.42%	13.07%	13.58%
2005	2,457,335	25,149,586	10.18	16.68	1.36%	4.05%	4.26%
2004	1,305,218	12,805,574	9.78	9.83	1.77%	7.53%	7.75%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

Emerging Markets
2008	1,431,464	$24,438,901	$5.21	$25.20	1.83%	(48.65%)	(47.89%)
2007	1,037,150	39,878,897	11.42	48.37	1.18%	30.64%	32.56%
2006	787,003	24,542,091	20.57	36.49	0.86%	22.13%	22.67%
2005	598,795	15,533,470	16.80	26.10	1.15%	38.89%	39.17%
2004	383,073	7,167,042	18.66	18.76	2.48%	32.16%	32.42%

Money Market
2008	1,136,036	$12,081,669	$10.33	$13.41	2.22%	0.49%	1.95%
2007	551,343	5,880,103	10.20	13.29	4.87%	3.06%	4.57%
2006	631,192	6,460,933	10.14	12.84	4.63%	2.78%	3.24%
2005	531,992	5,274,599	9.87	12.43	2.80%	0.94%	1.14%
2004	544,336	5,338,354	9.78	9.83	1.10%	(0.84%)	(0.64%)

High Yield Bond
2008	1,325,511	$13,007,918	$7.45	$11.89	9.01%	(23.63%)	(22.51%)
2007	992,847	12,976,478	9.70	15.50	7.65%	0.55%	2.03%
2006	837,990	10,923,296	12.90	15.35	7.36%	7.42%	7.91%
2005	858,556	10,360,669	12.01	14.22	7.15%	0.50%	0.70%
2004	633,153	7,592,211	11.95	12.02	7.25%	7.42%	7.63%

Managed Bond
2008	7,137,647	$89,937,533	$9.40	$17.45	4.67%	(3.51%)	(2.10%)
2007	6,282,586	83,079,953	10.75	18.00	4.54%	6.53%	8.10%
2006	4,210,176	52,289,690	12.25	16.82	4.00%	2.89%	3.36%
2005	3,858,177	46,167,224	11.91	16.27	3.44%	0.76%	0.96%
2004	2,806,844	33,270,363	11.82	11.88	3.09%	3.45%	3.65%

Inflation Managed
2008	7,855,762	$96,389,562	$8.71	$16.43	2.87%	(11.00%)	(9.70%)
2007	7,181,984	100,602,628	10.85	18.37	4.31%	8.11%	9.70%
2006	4,690,569	60,888,955	12.82	16.92	4.08%	(1.32%)	(0.87%)
2005	3,400,457	44,389,105	12.99	17.07	3.02%	0.67%	0.87%
2004	2,641,179	34,180,444	12.90	12.97	0.94%	6.90%	7.12%

Comstock
2008	5,630,673	$41,092,211	$5.52	$7.98	2.21%	(37.95%)	(37.04%)
2007	5,317,814	63,795,997	8.85	12.68	1.79%	(4.80%)	(3.40%)
2006	2,439,141	30,967,529	11.61	13.13	1.89%	14.21%	14.72%
2005	1,375,361	15,304,930	10.14	11.17	1.71%	2.45%	2.66%
2004	1,013,701	11,003,520	10.82	10.88	1.41%	15.02%	15.25%

Mid-Cap Growth
2008	2,173,344	$13,914,220	$4.89	$6.64	0.13%	(49.31%)	(48.57%)
2007	2,227,616	28,435,634	9.62	13.07	0.49%	20.65%	22.42%
2006	1,701,103	18,099,276	7.96	10.81	0.38%	6.94%	7.15%
2005	65,982	663,583	10.01	10.09	0.00%	15.75%	15.98%
2004	60,416	524,359	8.65	8.70	0.00%	19.36%	19.60%

Real Estate
2008	935,547	$10,330,848	$4.62	$19.17	3.77%	(41.09%)	(40.23%)
2007	912,559	18,857,709	7.80	32.40	1.34%	(17.71%)	(16.50%)
2006	597,905	15,654,304	25.73	39.20	3.46%	35.54%	36.15%
2005	433,955	8,283,958	18.98	28.79	0.99%	14.65%	14.88%
2004	351,753	5,839,002	16.55	16.65	3.06%	35.10%	35.37%

Small-Cap Equity (4)
2008	1,806,140	$17,496,290	$6.98	$10.57	0.64%	(27.47%)	(26.41%)
2007	810,438	11,108,895	9.57	14.36	0.30%	4.08%	4.55%
2006	144,988	1,928,770	13.27	13.60	0.92%	16.51%	17.03%
05/02/2005 - 12/31/2005	69,822	796,220	11.39	11.43	0.77%	13.93%	13.93%

AllianceBernstein VPS Balanced Wealth Strategy Class B (5)
05/08/2008 - 12/31/2008	250,166	$1,765,581	$7.05	$7.08	3.05%	(29.44%)	(29.44%)

BlackRock Global Allocation V.I. Class III (5)
05/06/2008 - 12/31/2008	1,394,118	$11,003,489	$7.84	$7.96	6.98%	(21.83%)	(21.83%)

Franklin Templeton VIP Founding Funds Allocation Class 4 (5)
05/08/2008 - 12/31/2008	217,481	$1,434,378	$6.58	$6.61	8.14%	(34.15%)	(34.15%)

JPMorgan Insurance Trust Core Bond (4)
2008	N/A	$—	N/A	N/A	N/A	N/A	N/A
2007	—	—	See Note (6)	See Note (6)	See Note (6)	See Note (6)	See Note (6)
2006	31,495	339,133	10.73	10.79	2.80%	2.49%	2.69%
10/17/2005 - 12/31/2005	5,384	56,533	10.47	10.50	0.00%	0.79%	0.79%

See Notes to Financial Statements	See explanation of references on page K-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Ratio of
					Investment Income
Variable Accounts	Total Units		AUV (1)		to Average	Total Returns (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Net Assets (2)	Lowest	Highest

JPMorgan Insurance Trust Equity Index (4)
2008	1,753	$14,050	$8.02	$8.02	2.03%	(38.08%)	(38.08%)
2007	1,753	22,690	12.95	12.95	1.43%	3.63%	3.63%
10/24/2006 - 12/31/2006	1,753	21,896	12.43	12.49	0.00%	3.06%	3.06%

JPMorgan Insurance Trust Diversified Equity
2008	80,513	$685,760	$8.46	$8.54	1.52%	(35.84%)	(35.71%)
05/04/2007 - 12/31/2007	132,319	$1,753,656	$13.19	$13.28	0.00%	0.54%	0.67%

JPMorgan Insurance Trust Intrepid Growth (4)
2008	N/A	$—	N/A	N/A	N/A	N/A	N/A
2007	—	—	See Note (7)	See Note (7)	See Note (7)	See Note (7)	See Note (7)
2006	58,572	$656,992	$11.18	$11.24	0.03%	3.71%	3.91%
09/28/2005 - 12/31/2005	4,727	51,101	10.78	10.81	0.00%	5.14%	5.14%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates based on the average daily net assets of each variable account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond and JPMorgan Insurance Trust Equity Index Variable Accounts were named JPMorgan Investment Trust Bond and JPMorgan Investment Trust Equity Index Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account; prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account; prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account; prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(5)	Operations commenced during 2008. (See Note 1 to Financial Statements).

(6)	All the units were fully redeemed on May 4, 2007. There was no activity in this variable account subsequent to that day. The ending AUV on May 4, 2007 was in the range of $10.90 to $10.96. The annualized investment income ratio for the period from January 1, 2007 to May 4, 2007 was 15.14%. If not annualized, the investment income ratio was 5.14% . The total returns from January 1, 2007 to May 4, 2007 were in the range of 1.55% to 1.62%.

(7)	All the units were fully redeemed on May 4, 2007. There was no activity in this variable account subsequent to that day. The ending AUV on May 4, 2007 was in the range of $12.13 to $12.20. The annualized investment income ratio for the period from January 1, 2007 to May 4, 2007 was 0.51%. If not annualized, the investment income ratio was 0.17%. The total returns from January 1, 2007 to May 4, 2007 were in the range of 8.49% to 8.57%.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of forty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, and JPMorgan Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts listed in the following table:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Long/Short Large Cap	May 2, 2008	BlackRock Global Allocation V.I. Class III	May 6, 2008
AllianceBernstein VPS Balanced Wealth Strategy Class B	May 8, 2008	Franklin Templeton VIP Founding Funds Allocation Class 4	May 8, 2008
     All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts and there have been no investment since then. There have been no investments in the JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Account since the variable account was added to the Separate Account.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 3,108 outstanding accumulation units (valued at $39,040) of the Concentrated Growth Variable Account were exchanged for 3,604 accumulation units with equal value of the Equity Variable Account; and a total of 31,660 outstanding accumulation units (valued at $383,429) of the Capital Opportunities Variable Account were exchanged for 31,690 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed on the following page:

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in SFAS 157.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Odyssey, Pacific Voyages and Pacific Value Edge. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account.

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Constracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific Value Edge Contracts

M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit rider charges, any state premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or periods ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth	$8,987,314	$1,808,124
International Value	27,585,741	6,870,514
Long/Short Large-Cap (1)	33,742,435	1,222,958
International Small-Cap	9,086,160	4,429,739
Equity Index	27,619,757	2,274,491
Small-Cap Index	3,478,581	22,927,514
Diversified Research	6,810,946	12,010,393
Equity	29,262	77,718
American Funds Growth-Income	11,297,311	10,968,822
American Funds Growth	21,814,444	3,921,898
Large-Cap Value	16,599,564	3,381,540
Technology	203,984	156,781
Short Duration Bond	14,606,478	6,774,369
Floating Rate Loan	10,572,599	2,920,436
Diversified Bond	16,604,493	9,670,518
Growth LT	15,401,454	3,062,064
Focused 30	13,975,975	882,813
Health Sciences	100,012	123,536
Mid-Cap Equity (formerly named Mid-Cap Value)	26,979,713	11,828,798
Large-Cap Growth	6,253,442	2,364,841
International Large-Cap	17,436,290	5,623,127
Small-Cap Value	3,492,996	1,656,041
Multi-Strategy	35,488	277,134
Main Street Core	13,696,398	10,389,990
Emerging Markets	11,020,645	7,340,804
Money Market	17,875,097	11,849,276
High Yield Bond	5,164,953	1,823,830
Managed Bond	22,166,011	13,555,046
Inflation Managed	21,726,812	15,800,843
Comstock	15,888,455	16,325,907
Mid-Cap Growth	7,105,937	10,277,246
Real Estate	5,369,640	8,476,515
Small-Cap Equity	14,811,548	2,444,793
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	2,145,122	11,697
BlackRock Global Allocation V.I. Class III (1)	18,076,584	5,857,239
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	1,732,912	16,685
JPMorgan Insurance Trust Equity Index	—	265
JPMorgan Insurance Trust Diversified Equity	75,444	757,449

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (formerly named Fasciano Small Equity)	1,294,410	(474,888)	819,522	949,613	(211,567)	738,046
International Value	3,401,868	(1,107,338)	2,294,530	2,842,448	(611,841)	2,230,607
Long/Short Large-Cap (1)	3,646,212	(325,398)	3,320,814
International Small-Cap	1,627,711	(847,096)	780,615	1,327,259	(395,363)	931,896
Equity Index	2,764,680	(471,528)	2,293,152	744,521	(872,066)	(127,545)
Small-Cap Index	396,891	(1,814,744)	(1,417,853)	1,398,901	(203,181)	1,195,720
Diversified Research	977,092	(1,263,010)	(285,918)	1,110,326	(864,824)	245,502
Equity	3,964	(7,966)	(4,002)	8,943	(3,039)	5,904
American Funds Growth-Income	1,587,649	(1,321,765)	265,884	1,846,643	(554,771)	1,291,872
American Funds Growth	2,385,982	(701,389)	1,684,593	1,276,170	(1,345,587)	(69,417)
Large-Cap Value	2,340,284	(892,538)	1,447,746	2,200,454	(447,095)	1,753,359
Technology	21,207	(18,895)	2,312	47,908	(52,437)	(4,529)
Short Duration Bond	2,151,748	(1,324,885)	826,863	1,931,982	(2,409,987)	(478,005)
Floating Rate Loan (2)	1,545,280	(617,122)	928,158	2,185,323	(327,315)	1,858,008
Diversified Bond	2,687,491	(1,903,323)	784,168	3,667,010	(692,185)	2,974,825
Growth LT	1,668,629	(515,012)	1,153,617	818,476	(506,704)	311,772
Focused 30	852,085	(94,559)	757,526	8,080	(14,645)	(6,565)
Health Sciences	8,115	(10,175)	(2,060)	5,711	(2,189)	3,522
Mid-Cap Equity (formerly named Mid-Cap Value)	3,650,835	(1,757,969)	1,892,866	2,923,691	(769,957)	2,153,734
Large-Cap Growth	1,094,222	(518,261)	575,961	1,170,279	(2,698,965)	(1,528,686)
International Large-Cap	2,226,825	(1,083,120)	1,143,705	1,997,528	(2,627,178)	(629,650)
Small-Cap Value	572,958	(414,465)	158,493	206,726	(104,883)	101,843
Multi-Strategy	3,575	(23,005)	(19,430)	7,582	(18,830)	(11,248)
Main Street Core	2,273,853	(1,620,502)	653,351	1,989,031	(758,153)	1,230,878
Emerging Markets	721,633	(327,319)	394,314	521,020	(270,873)	250,147
Money Market	1,801,232	(1,216,539)	584,693	909,902	(989,751)	(79,849)
High Yield Bond	618,687	(286,023)	332,664	450,305	(295,448)	154,857
Managed Bond	3,168,937	(2,313,876)	855,061	3,174,024	(1,101,614)	2,072,410
Inflation Managed	3,216,885	(2,543,107)	673,778	3,711,689	(1,220,274)	2,491,415
Comstock	2,396,716	(2,083,857)	312,859	3,362,965	(484,292)	2,878,673
Mid-Cap Growth	1,040,376	(1,094,648)	(54,272)	944,517	(418,004)	526,513
Real Estate	512,176	(489,188)	22,988	494,846	(180,192)	314,654
Small-Cap Equity (formerly named VN Small-Cap Value)	1,349,282	(353,580)	995,702	746,861	(81,411)	665,450
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	252,539	(2,373)	250,166
BlackRock Global Allocation V.I. Class III (1)	2,029,574	(635,456)	1,394,118
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	217,870	(389)	217,481
JPMorgan Insurance Trust Core Bond (3)	—	—	—	9,864	(41,359)	(31,495)
JPMorgan Insurance Trust Equity Index	8,218	(60,024)	(51,806)	—	—	—
JPMorgan Insurance Trust Diversified Equity (2)	—	—	—	134,819	(2,500)	132,319
JPMorgan Insurance Trust Intrepid Growth (3)	—	—	—	18,199	(76,771)	(58,572)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2007.

(3)	All units were fully redeemed or transferred prior to December 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Separate Account A (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, JPMorgan Insurance Trust Equity Index and JPMorgan Insurance Trust Diversified Equity Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. We also audited the statement of changes in net assets for the period ended December 31, 2007 and the financial highlights for each of the three periods ended December 31, 2007 for JPMorgan Insurance Trust Core Bond and JPMorgan Insurance Trust Intrepid Growth Variable Accounts. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

M-1

Pacific Life & Annuity Company
Mailing Address:
PO Box 2829
Omaha, Nebraska 68103-2829

CHANGE SERVICE REQUESTED

Annual Reports
as of December 31, 2008

•	Pacific Select Fund

•	Separate Account A of Pacific Life & Annuity Company

Form No.	N355-09A